Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent and its affiliates
Related party transactions
Net fees paid for services provided	$ 82,041	$ 78,347	$ 68,848